Acquisition and Divestitures Acquisition and Divestitures (Tables)	9 Months Ended
Sep. 30, 2017
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
PRELIMINARY ACQUISITION DATE PURCHASE PRICE ALLOCATION (in millions)

Cash	$22
Receivables	130
Inventories	11
Prepayments and Other Current Assets	6
Property, Plant and Equipment (a)	1,301
Goodwill	734
Acquired Intangibles	130
Other Noncurrent Assets	2
Accounts Payable	(167)
Accrued Liabilities	(41)
Debt	(347)
Total purchase price	$1,781

(a)	Estimated useful lives ranging from 3 to 22 years have been assumed based on the preliminary valuation.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
PRELIMINARY ACQUISITION DATE PURCHASE PRICE ALLOCATION (in millions)

Inventory	$2
Property, plant and equipment	571
Intangibles (a)	122
Goodwill (b)	10
Total purchase price	$705

(a)	The intangibles consist of customer contracts with a weighted average amortization period of 10.6 years. Amortization of intangible assets for the nine months ended September 30, 2017 was $9 million.

(b)
We evaluated several factors that contributed to the amount of goodwill presented above. These factors include the geographic proximity of the acquired assets to existing assets owned by the Partnership along with the improved overall basin logistics efficiencies we can leverage.

Business Acquisition, Pro Forma Information [Table Text Block]	PRO FORMA CONSOLIDATED REVENUES AND CONSOLIDATED NET EARNINGS (in millions)

	Nine Months Ended September 30,
	2017	2016
Revenues	$3,148	$2,515
Net earnings	349	245